--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          ------------------------------------------------------------
          ------------------------------------------------------------
                                  HOTCHKIS AND

                                  WILEY FUNDS
          ------------------------------------------------------------
          ------------------------------------------------------------
                      Equity Fund For Insurance Companies
                                 ANNUAL REPORT
    ------------------------------------------------------------------------
                                 June 30, 1998

                        800 West 6th Street, Fifth Floor
                             Los Angeles, CA 90017
                                 (213) 362-8888

                     Investment Advisor: HOTCHKIS AND WILEY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:
The Equity Fund for Insurance Companies' (the "Fund") total return for the fiscal year ended June 30, 1998 was 23.7%, compared to the Standard & Poor's 500 Index ("S&P 500") return of 30.2% over the period. In the first six months of the fiscal year, there was a dramatic rotation in market leadership away from the narrow set of stocks that had been driving performance over the past 2 1/2 years. Announcements by Coca-Cola, Microsoft and Gillette tempered Wall Street's enthusiasm for earnings growth expectations, prompting this rotation. In addition, concerns over the mounting Asian debt crisis caused investors to become increasingly defensive. The portfolio was well positioned to benefit from this breakdown of the market's mega-cap momentum run. Many of the areas of the market where we have identified valuation opportunities rebounded strongly as the market focused on the underlying intrinsic value of companies. The Fund's total return for the six months ended December 31, 1997 was 13.7% compared to the S&P 500 return of 10.7%. However, beginning in January, powered by cash-flow from domestic and international buyers, the market again focused on the mega-cap, familiar names producing large returns for the S&P 500 and a handful of companies. Sentiment again changed in April and performance across industries became extremely mixed.

Returns in the Fund came from a variety of sources. Finance made the largest contribution as merger activity continued to drive up valuations, followed by utilities and consumer durables. In the utilities, both telephones and electrics contributed. AT&T was a big winner as investors reassessed this company's valuation and future prospects. Electric utilities stood out in the fourth quarter of 1997, supported by favorable resolution on deregulatory issues, moves toward consolidation, and investors' desire for stocks that are both isolated from the international turmoil and offer strong valuation characteristics. Within consumer durables, the best performers were autos and retailers. Autos offer attractive valuations, strong cash flow and profitability, and are unlocking value to shareholders through the spin-off of non-core businesses. Retailers have reported robust earnings and are seen as one of the few industry groups benefiting from the Asian financial crisis and subsequent currency devaluation through reduced cost of goods. Industry groups with earnings exposure to Asian markets were severely penalized. Basic materials companies, especially paper and metals, held back the Fund's performance as they initially rose on strong profits announcements and then sold off on worries of overseas revenue exposure. Lack of exposure to technology and healthcare companies, the two best performing sectors in the market, also hampered performance. These stocks are trading at valuation levels far above the thresholds we are willing to pay.

In keeping with our basic philosophy, we continue to focus on building significant valuation support into our portfolios. On a relative basis, we think the current portfolio is one of the cheapest in the history of the firm. Basic materials companies now represent an exceptional valuation opportunity to buy world class assets well below replacement costs. Furthermore, we think the "Asian crisis" should be a long-term positive for many industries as new Asian projects will only come on stream if they can earn a real return on capital. We also see considerable opportunity in the utility sector and are convinced that avoiding the more speculative areas of technology and healthcare is appropriate.

Looking forward, we believe money will flow to those stocks that have reasonable earnings multiples and lower risk profiles as investors assess valuations available in the current market. We believe the Fund is well positioned for the current uncertain economic and market environment. The Fund's projected price-to-earnings ratio of 14.6X is 59% of the S&P 500. Similarly, the Fund's 2.73% dividend yield is 192% greater than the S&P 500. We believe that these key portfolio characteristics help control risk in a volatile market.

Gail Bardin

Portfolio Manager

The statements made in the foregoing commentary are as of June 30, 1998, and may not accurately reflect opinions of Hotchkis and Wiley after that date. No guarantee can be given regarding the accuracy of any opinions or predictions made. Because the Fund is actively managed, any Fund specific information in the commentary may no longer be accurate. The Fund may not continue to hold any specific securities mentioned, and has no obligation to disclose purchases or sales in such securities.

                                   [GRAPH]



                     EQUITY FUND FOR INSURANCE COMPANIES
                       JANUARY 29, 1993 - JUNE 30, 1998



                                    FUND                   S&P 500

2Q93                           $ 10472.1660             $ 10484.7720
2Q94                           $ 10622.0717             $ 10628.9599
2Q95                           $ 12812.6245             $ 13395.8353
2Q96                           $ 15754.4082             $ 16895.9283
2Q97                           $ 20199.4003             $ 22781.3891
2Q98                           $ 24974.5248             $ 29683.5060






                                                Ended
                                                6/30/98

                        One Year                23.7%
                        Five Years              19.0%
                        Since Inception         18.4%
                        1/29/93


How a $10,000 Investment Has Grown:

The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of a representative market index. The table below the chart shows the average annual total returns on an investment over the period.

Past performance is not indicative of future performance. The annual returns assume the reinvestment of all dividends and distributions, as well as the voluntary agreement of Hotchkis and Wiley, the Fund's advisor, to assume fees and expenses other than advisory fees. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Standard & Poor's 500 Index ("S&P 500") is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 is unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The S&P 500 is not the only index which may be used to characterize performance of the Fund and other indices may portray different comparative performance. It is not possible to directly invest in an index.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
June 30, 1998

                    COMMON STOCKS--99.4%                      SHARES        VALUE
------------------------------------------------------------------------------------
AEROSPACE--3.6%
     Lockheed Martin Corporation............................    2,700    $   285,862
     Northrop Grumman Corporation...........................    8,800        907,500
     Rockwell International Corporation.....................    6,000        288,375
                                                                         -----------
                                                                           1,481,737
                                                                         -----------
APPAREL & TEXTILES--1.0%
     Russell Corporation....................................   13,300        401,494
                                                                         -----------
AUTO PARTS--1.6%
     Dana Corporation.......................................   11,000        588,500
     Meritor Automotive, Inc. ..............................    2,000         48,000
                                                                         -----------
                                                                             636,500
                                                                         -----------
AUTOS & TRUCKS--6.3%
     Ford Motor Company.....................................   24,500      1,445,500
     General Motors Corporation.............................   17,000      1,135,813
                                                                         -----------
                                                                           2,581,313
                                                                         -----------
BANKS--6.7%
     Banc One Corporation...................................    3,400        189,763
     First Chicago NBD Corporation..........................   10,000        886,250
     First Union Corporation................................   11,070        644,827
     Fleet Financial Group, Inc. ...........................    6,000        501,000
     KeyCorp................................................   14,200        505,875
                                                                         -----------
                                                                           2,727,715
                                                                         -----------
BEVERAGES--0.8%
     Anheuser-Busch Companies, Inc. ........................    7,000        330,312
                                                                         -----------
BUILDING & FOREST PRODUCTS--2.2%
     Georgia-Pacific (Timber Group).........................    9,700        223,706
     Weyerhaeuser Company...................................   14,500        669,719
                                                                         -----------
                                                                             893,425
                                                                         -----------
CHEMICALS--4.3%
     The Dow Chemical Company...............................    7,600        734,825
     duPont (E.I.) de Nemours & Company.....................    6,000        447,750
     Eastman Chemical Company...............................    8,100        504,225
     Millennium Chemicals, Inc. ............................    2,214         74,999
                                                                         -----------
                                                                           1,761,799
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
CONGLOMERATES--1.6%
     Tenneco, Inc. .........................................   17,300    $   658,481
                                                                         -----------
CONSUMER PRODUCTS--0.9%
     Tupperware Corporation.................................   13,600        382,500
                                                                         -----------
DRUGS--1.0%
     American Home Products Corporation.....................    8,000        414,000
                                                                         -----------
ENGINEERING & CONSTRUCTION--0.8%
     Harsco Corporation.....................................    7,400        339,013
                                                                         -----------
FINANCIAL SERVICES--4.5%
     Associates First Capital Corporation--Class A..........    6,421        493,614
     Beneficial Corporation.................................    3,300        505,519
     Household International, Inc. .........................    9,000        447,750
     Transamerica Corporation...............................    3,300        379,912
                                                                         -----------
                                                                           1,826,795
                                                                         -----------
HOUSEHOLD FURNISHINGS & APPLIANCES--2.4%
     Whirlpool Corporation..................................   14,000        962,500
                                                                         -----------
INSURANCE--5.5%
     American General Corporation...........................    6,087        433,318
     Lincoln National Corporation...........................    5,200        475,150
     Safeco Corporation.....................................   14,000        635,250
     St. Paul Companies, Inc. ..............................    9,400        395,388
     TIG Holdings, Inc. ....................................   13,300        305,900
                                                                         -----------
                                                                           2,245,006
                                                                         -----------
LEISURE/TOYS--1.0%
     Fortune Brands, Inc. ..................................   10,000        384,375
                                                                         -----------
MACHINERY--1.5%
     New Holland N.V........................................   30,500        598,563
                                                                         -----------
MEDICAL PRODUCTS & SUPPLIES--0.9%
     Baxter International, Inc. ............................    6,700        360,543
                                                                         -----------
METALS & MINING--2.7%
     Aluminum Company of America............................    8,300        547,281
     Phelps Dodge Corporation...............................    3,200        183,000
     Reynolds Metals Company................................    6,600        369,188
                                                                         -----------
                                                                           1,099,469
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
NATURAL GAS--1.4%
     Eastern Enterprises....................................   13,600    $   583,100
                                                                         -----------
OIL--DOMESTIC--8.4%
     Atlantic Richfield Company.............................    8,500        664,063
     Occidental Petroleum Corporation.......................   33,700        909,900
     Phillips Petroleum Company.............................   20,000        963,750
     USX-Marathon Group, Inc. ..............................   13,900        476,944
     Ultramar Diamond Shamrock Corporation..................   13,000        410,312
                                                                         -----------
                                                                           3,424,969
                                                                         -----------
PAPER--2.5%
     Georgia-Pacific Group..................................    4,600        271,112
     International Paper Company............................   12,400        533,200
     Union Camp Corporation.................................    4,200        208,425
                                                                         -----------
                                                                           1,012,737
                                                                         -----------
PHOTOGRAPHY & OPTICAL--1.7%
     Eastman Kodak Company..................................    9,200        672,175
                                                                         -----------
POLLUTION CONTROL--2.5%
     Browning-Ferris Industries, Inc. ......................   10,072        350,002
     Waste Management, Inc. ................................   18,800        658,000
                                                                         -----------
                                                                           1,008,002
                                                                         -----------
RAILROADS--1.6%
     CSX Corporation........................................    1,900         86,450
     Norfolk Southern Corporation...........................   19,100        569,419
                                                                         -----------
                                                                             655,869
                                                                         -----------
RETAIL--5.0%
     Intimate Brands, Inc. .................................    9,700        267,356
     J.C. Penney Company, Inc. .............................    8,200        592,963
     May Department Stores Company..........................   10,300        674,650
     Sears, Roebuck & Company...............................    8,000        488,500
                                                                         -----------
                                                                           2,023,469
                                                                         -----------
SAVINGS & LOANS--4.1%
     Fannie Mae.............................................   12,300        747,225
     H.F. Ahmanson & Company................................   12,800        908,800
                                                                         -----------
                                                                           1,656,025
                                                                         -----------
STEEL--1.4%
     USX-U.S. Steel Group, Inc. ............................   17,000        561,000
                                                                         -----------

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS, CONTINUED
June 30, 1998

                                                              SHARES        VALUE
                                                              ------        -----
TOBACCO--3.2%
     Philip Morris Companies, Inc. .........................   33,000    $ 1,299,375
                                                                         -----------
TRUCKING--0.6%
     Ryder System, Inc. ....................................    8,000        252,500
                                                                         -----------
UTILITY--ELECTRIC--10.9%
     CMS Energy Corporation.................................   12,000        528,000
     Central & South West Corporation.......................    7,000        188,125
     DTE Energy Company.....................................    4,000        161,500
     Edison International...................................    6,000        177,375
     Entergy Corporation....................................    7,400        212,750
     GPU, Inc. .............................................    5,400        204,188
     Illinova Corporation...................................   27,200        816,000
     PECO Energy Company....................................   12,900        376,519
     P P & L Resources, Inc. ...............................   26,000        589,875
     PacifiCorp.............................................    8,600        194,575
     Public Service Enterprises Group, Inc. ................   11,000        378,812
     SCANA Corporation......................................   13,200        393,525
     Texas Utilities Company................................    5,502        229,021
                                                                         -----------
                                                                           4,450,265
                                                                         -----------
UTILITY--TELEPHONE--6.8%
     AT&T Corporation.......................................   16,600        948,275
     ALLTEL Corporation.....................................   13,600        632,400
     Bell Atlantic Corporation..............................   11,980        546,587
     SBC Communications, Inc. ..............................   16,090        643,600
                                                                         -----------
                                                                           2,770,862
                                                                         -----------
     Total common stocks (cost $28,457,258).................              40,455,888
                                                                         -----------

                                                              PRINCIPAL
             VARIABLE RATE DEMAND NOTES#--0.1%                 AMOUNT
--------------------------------------------------------------------------------------
     General Mills, Inc., 5.2651%...........................   $49,892          49,892
                                                                           -----------
     Total variable rate demand notes (cost $49,892)........                    49,892
                                                                           -----------
Total investments--99.5% (cost $28,507,150).................                40,505,780
Other assets in excess of liabilities--0.5%.................                   219,675
                                                                           -----------
     TOTAL NET ASSETS--100.0%...............................               $40,725,455
                                                                           ===========

---------------

  # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1998.

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998

ASSETS:
     Investments, at value (cost $28,507,150)...............   $40,505,780
     Cash...................................................        22,857
     Dividends and interest receivable......................        99,332
     Receivable for investments sold........................       164,200
     Prepaid expenses.......................................           152
                                                               -----------
          Total assets......................................    40,792,321
                                                               -----------
LIABILITIES:
     Payable to Advisor.....................................         4,278
     Payable for investments purchased......................        30,095
     Accrued expenses and other liabilities.................        32,493
                                                               -----------
          Total liabilities.................................        66,866
                                                               -----------
          Net assets........................................   $40,725,455
                                                               ===========
NET ASSETS CONSIST OF:
     Paid in capital........................................   $25,310,831
     Undistributed net investment income....................           310
     Undistributed net realized gains on investments........     3,415,684
     Net unrealized appreciation on investments.............    11,998,630
                                                               -----------
          Net assets........................................   $40,725,455
                                                               ===========
CALCULATION OF NET ASSET VALUE PER SHARE:
     Shares outstanding (unlimited shares of no par value
      authorized)...........................................     2,195,850
     Net asset value per share (offering and redemption
      price)................................................   $     18.55
                                                               ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended June 30, 1998

INVESTMENT INCOME
  Income *
     Dividends..............................................  $1,035,546
     Interest...............................................      18,385
                                                              ----------
          Total income......................................   1,053,931
                                                              ----------
  Expenses
     Advisory fee...........................................     196,908
     Legal and auditing fees................................      16,138
     Custodian fees and expenses............................      13,066
     Accounting fee.........................................      18,243
     Administration fee.....................................       5,403
     Trustees' fees and expenses............................       6,190
     Reports to shareholders................................      16,993
     Other expenses.........................................       2,576
                                                              ----------
          Total expenses....................................     275,517
     Less, expense reimbursement............................     (78,609)
                                                              ----------
          Net expenses......................................     196,908
                                                              ----------
  Net investment income.....................................     857,023
                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on securities transactions...........   3,890,091
     Net change in unrealized appreciation of securities....   3,049,489
                                                              ----------
          Net gain on investments...........................   6,939,580
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $7,796,603
                                                              ==========
---------------
* Net of Foreign Taxes withheld.............................  $    7,828
                                                              ==========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED           YEAR ENDED
                                                              JUNE 30, 1998        JUNE 30, 1997
                                                              -------------        -------------
OPERATIONS:
     Net investment income..................................   $   857,023          $   761,065
     Net realized gain on securities transactions...........     3,890,091            2,210,721
     Net change in unrealized appreciation of securities....     3,049,489            4,166,465
                                                               -----------          -----------
          Net increase in net assets resulting from
            operations......................................     7,796,603            7,138,251
                                                               -----------          -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income..................................      (862,305)            (766,577)
     Net realized gain on securities transactions...........    (2,201,788)            (922,992)
                                                               -----------          -----------
          Total dividends and distributions.................    (3,064,093)          (1,689,569)
                                                               -----------          -----------
FUND SHARE TRANSACTIONS:
     Net proceeds from shares sold..........................             0            1,201,572
     Shares issued in connection with payment of dividends
       and distributions....................................     3,064,093            1,689,569
     Cost of shares redeemed................................       (30,000)             (30,000)
                                                               -----------          -----------
          Net increase in net assets from Fund share
            transactions....................................     3,034,093            2,861,141
                                                               -----------          -----------
Total increase in net assets................................     7,766,603            8,309,823
NET ASSETS:
     Beginning of year......................................    32,958,852           24,649,029
                                                               -----------          -----------
     End of year*...........................................   $40,725,455          $32,958,852
                                                               ===========          ===========
*Including undistributed net investment income of:..........   $       310          $     5,592
                                                               ===========          ===========
CHANGES IN SHARES OUTSTANDING:
     Shares sold............................................             0               81,632
     Shares issued in connection with payment of dividends
       and distributions....................................       178,122              116,057
     Shares redeemed........................................        (1,656)              (2,141)
                                                               -----------          -----------
          Net increase......................................       176,466              195,548
                                                               ===========          ===========

See Notes to Financial Statements.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1998

NOTE 1. ACCOUNTING POLICIES. The Equity Fund for Insurance Companies (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on August 22, 1984 and registered under the Investment Company Act of 1940. The Fund commenced operations on January 29, 1993. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. In addition to the Fund, the Trust also offers the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Low Duration Fund, the Short-Term Investment Fund, the Total Return Bond Fund, the Mid-Cap Fund, and the Global Equity Fund (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

               SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

               FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

               EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets,
           (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED
June 30, 1998

               USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

               OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2. INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at an annual rate of 0.60% of the first $10 million of the Fund's average daily net assets, and 0.50% of the average daily net assets in excess of $10 million.

               The Advisor provides continuous supervision of the investment portfolio and pays all of the operating expenses relating to the Fund other than the advisory fee. For the year ended June 30, 1998, the Advisor paid $78,609 of operating expenses on behalf of the Fund.

NOTE 3. PURCHASES AND SALES OF SECURITIES. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 1998 were $9,220,708 and $7,666,568, respectively. There were no purchases or sales of long-term U.S. government securities.

               At June 30, 1998 (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $11,998,630, of which $12,377,033 related to appreciated securities and $378,403 related to depreciated securities. At June 30, 1998, the cost of investments for book and federal income tax purposes was $28,507,150.

HOTCHKIS
AND WILEY  Equity Fund for Insurance Companies
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED JUNE 30,
                                                              ------------------------------------------
                                                               1998     1997     1996     1995     1994
                                                               ----     ----     ----     ----     ----
Net Asset Value, Beginning of Year..........................  $16.32   $13.51   $11.53   $ 9.89   $10.31
                                                              ------   ------   ------   ------   ------
  Income from Investment Operations:
    Net investment income...................................    0.41     0.39     0.34     0.41     0.40
    Net realized and unrealized gain (loss) on
      investments...........................................    3.31     3.30     2.26     1.59    (0.24)
                                                              ------   ------   ------   ------   ------
    Total from investment operations........................    3.72     3.69     2.60     2.00     0.16
                                                              ------   ------   ------   ------   ------
  Less Distributions:
    Dividends (from net investment income)..................   (0.41)   (0.40)   (0.40)   (0.34)   (0.38)
    Distributions (from realized gains).....................   (1.08)   (0.48)   (0.22)   (0.02)   (0.20)
                                                              ------   ------   ------   ------   ------
    Total distributions.....................................   (1.49)   (0.88)   (0.62)   (0.36)   (0.58)
                                                              ------   ------   ------   ------   ------
Net Asset Value, End of Year................................  $18.55   $16.32   $13.51   $11.53   $ 9.89
                                                              ======   ======   ======   ======   ======
Total Return................................................   23.69%   28.20%   22.93%   20.62%    1.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)..........................   $40.7    $33.0    $24.6    $17.4    $10.5
Ratio of expenses to average net assets:
    Before expense reimbursement............................    0.73%    0.75%    0.76%    1.05%    1.20%
    After expense reimbursement.............................    0.52%    0.53%    0.54%    0.58%    0.60%
Ratio of net investment income to average net assets:
    Before expense reimbursement............................    2.06%    2.50%    2.78%    3.58%    3.32%
    After expense reimbursement.............................    2.27%    2.72%    3.00%    4.03%    3.91%
Portfolio turnover..........................................      21%      22%      21%      29%      26%

See Notes to Financial Statements.

HOTCHKIS
AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Hotchkis and Wiley Equity Fund for Insurance Companies:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Equity Fund for Insurance Companies (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 12, 1998